                                GOLD TRACK SELECT
                     SUPPLEMENT DATED APRIL 28, 2008 TO THE
                          GOLD TRACK SELECT PROSPECTUS
                              DATED APRIL 28, 2008

The following information supplements the Gold Track Select variable annuity prospectus for MetLife of CT Separate Account QP for Variable Annuities issued by MetLife Insurance Company of Connecticut. Please keep this supplement with the prospectus for future reference.

Additional information regarding the Separate Account charge and funding options are available under the Gold Track Select Contract for the following plans:

     -    Nassau County Deferred Compensation Plan; and

     -    Carnegie Hall.

SEPARATE ACCOUNT CHARGE:

We are waiving an amount equal to the underlying fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio of the Met Investors Series Trust; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.68% for the Subaccount investing in the Oppenheimer Capital Appreciation Portfolio -- Class A of the Metropolitan Series Fund, Inc.

The funding options are listed below, along with their investment objectives and investment advisors. For additional information regarding each funding option, please refer to the applicable funding option prospectus.

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2007 (unless otherwise indicated)
(as a percentage of average daily net assets)

This table shows each Underlying Fund's management fee and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

                                                     DISTRIBUTION              Acquired    Total    Contractual Fee   Net Total
                                                        AND/OR                Fund Fees    Annual    Waiver and/or     Annual
                                       MANAGEMENT  SERVICE (12b-1)    Other      and     Operating      Expense       Operating
UNDERLYING FUND                            FEE           Fees       Expenses  Expenses*   Expenses   Reimbursement   Expenses**
---------------                        ----------  ---------------  --------  ---------  ---------  ---------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Equity-Income Portfolio -- Initial
     Class...........................     0.46%           --          0.09%       --       0.55%           --           0.55%
  High Income Portfolio -- Initial
     Class...........................     0.57%           --          0.11%       --       0.68%           --           0.68%
MET INVESTORS SERIES TRUST -- CLASS A
  Loomis Sayles Global Markets
     Portfolio.......................     0.68%           --          0.06%       --       0.74%           --           0.74%
  Oppenheimer Capital Appreciation
     Portfolio+......................     0.58%           --          0.04%       --       0.62%           --           0.62%
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified
     Portfolio -- Class A............     0.44%           --          0.06%       --       0.50%           --           0.50%
  Oppenheimer Global Equity
     Portfolio -- Class A............     0.51%           --          0.10%       --       0.61%           --           0.61%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ This Variable Funding Option has been subject to a substitution. See page 3 of this supplement.

EXAMPLES

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE #1

                                       IF CONTRACT IS SURRENDERED AT THE                IF CONTRACT IS NOT SURRENDERED
                                             END OF PERIOD SHOWN:                    OR ANNUITIZED AT END OF PERIOD SHOWN:
                                ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                    1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with Maximum
Total Annual Operating
Expenses......................     $818       $1,330      $1,916      $3,440       $318        $970       $1,646      $3,440
Underlying Fund with Minimum
Total Annual Operating
Expenses......................     $674       $  899      $1,197      $2,014       $174        $539       $  927      $2,014


The following table shows the investment objective and investment advisor/subadvisor of each funding option:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Equity-Income                    Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial Class    will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(R) Index
                                   (S&P 500(R)).
  High Income                      Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial Class    income, while also considering     Company
                                   growth of capital.
MET INVESTORS SERIES
  TRUST -- CLASS A
  Loomis Sayles Global Markets     Seeks high total investment        Met Investors Advisory LLC
     Portfolio                     return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory LLC
     Appreciation Portfolio                                           Subadviser: OppenheimerFunds,
                                                                      Inc.
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  BlackRock Diversified Portfolio  Seeks high total return while      MetLife Advisers, LLC
                                   attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Subadviser: OppenheimerFunds,
                                                                      Inc.

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE     Equity-Income Portfolio            Fidelity VIP Equity-Income
  PRODUCTS                                                            Portfolio
FIDELITY(R) VARIABLE INSURANCE     High Income Portfolio              Fidelity VIP High Income
  PRODUCTS                                                            Portfolio


                          UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds

                   FORMER UNDERLYING FUND                                          NEW UNDERLYING FUND
------------------------------------------------------------  ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                       MET INVESTORS SERIES TRUST
  Fidelity VIP Growth Portfolio -- Initial Class                Oppenheimer Capital Appreciation Portfolio -- Class A